ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounts Receivable Net Details
Accounts receivable	$ 2,223	$ 3,469
Allowances for doubtful accounts		(66)	$ (6)	$ (6)
Accounts receivable Total	$ 2,223	$ 3,403